Financial Assets and Financial Liabilities (Details) - Schedule of Recurring Fair Value Measurements - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Current assets
Financial assets	$ 1,205,375	$ 1,834,034
Financial assets
Ateria share options
Ateria contingent consideration receivable	1,205,375
Total financial assets	1,205,375	1,834,034
Level 1 [Member]
Financial assets
Ateria share options
Ateria contingent consideration receivable
Total financial assets
Level 2 [Member]
Financial assets
Ateria share options
Ateria contingent consideration receivable
Total financial assets		221,620
Level 3 [Member]
Financial assets
Ateria share options
Ateria contingent consideration receivable	1,205,375
Total financial assets	$ 1,205,375	$ 1,612,414